CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement of Financial Position [Abstract]
Common stock, shares authorized	220,000,000	220,000,000	220,000,000
Common stock, par value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares, issued	80,720,879	78,787,134	75,533,471
Common stock, shares, outstanding	80,720,879	78,787,134	75,533,471